CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 50,768	$ 10,855
Prepaid expenses and other current assets	1,630	2,438
Total current assets	52,398	13,293
Property and equipment, net	345	499
Deferred offering costs		1,325
Other non-current assets		406
Total assets	52,743	15,523
Current liabilities:
Accounts payable	9,520	11,023
Accrued expenses and other current liabilities	8,495	13,826
Accrued interest payable	1,219	7,297
Current portion of long-term debt	14,716	8,465
Total current liabilities	33,950	40,611
Convertible notes payable		103,257
Long-term debt, less current portion	1,526	10,317
Derivative liability		36,567
Warrant liability		100
Total liabilities	35,476	190,852
Commitments and contingencies (Note 14)
Series A convertible preferred shares, $0.0003 par value; no shares authorized, issued and outstanding at December 31, 2019; 106,666,667 shares authorized; 91,600,398 issued and outstanding at December 31, 2018; liquidation preference of $211,377 at December 31, 2018		211,377
Shareholders’ equity (deficit):
Ordinary shares, $0.0003 par value;750,000,000 shares authorized and 436,720,810 shares issued and outstanding at December 31, 2019; 203,333,333 shares authorized and 68,487,948 shares issued and outstanding at December 31, 2018;	131	21
Additional paid-in capital	515,133	39,542
Accumulated deficit	(497,997)	(426,269)
Total shareholders’ equity (deficit)	17,267	(386,706)
Total liabilities, convertible preferred shares and shareholders’equity (deficit)	$ 52,743	$ 15,523